Debt Products (Details) - USD ($)	Jul. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Products (Details) [Line Items]
Interest rate			2.35%
Debt product (in Dollars)		$ 2,789,855
Redeemed assets (in Dollars)	$ 2,059
Minimum [Member]
Debt Products (Details) [Line Items]
Interest rate		2.45%
Maximum [Member]
Debt Products (Details) [Line Items]
Interest rate		3.02%